Stockholders' Equity (Details) (Stock Options)	3 Months Ended
Jun. 30, 2013
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black Scholes pricing model using the following assumptions